INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	26.50%	25.00%	25.00%
Operating Loss Carryforwards	$ 28,661
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	35.00%